Deferred Income Tax Assets and Liabilities (Details) - Schedule of deferred income tax assets and liabilities - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Movement of deferred income tax liabilities [Member]
Deferred income tax assets
Effect on profit or loss	S/ 7,694	S/ 445
Effect on OCI	(966)	(5,557)
Provision for vacations [Member] | Movement of deferred income tax assets [Member]
Deferred income tax assets
Beginning balance	1,905	1,570
Effect on profit or loss	196	335
Effect on OCI
Ending balance	2,101	1,905
Additions quarry rehabilitation provision
Provision for vacations [Member] | Movement of deferred income tax liabilities [Member]
Deferred income tax assets
Beginning balance	3,681	3,258
Effect on profit or loss	203	423
Effect on OCI
Ending balance	3,884	3,681
Additions quarry rehabilitation provision
Allowance for expected credit losses for trade receivables [Member] | Movement of deferred income tax assets [Member]
Deferred income tax assets
Beginning balance	1,533	1,457
Effect on profit or loss	555	76
Effect on OCI
Ending balance	2,088	1,533
Additions quarry rehabilitation provision
Provision of discounts and bonuses to customers [Member] | Movement of deferred income tax assets [Member]
Deferred income tax assets
Beginning balance	2,227	2,457
Effect on profit or loss	(448)	(230)
Effect on OCI
Ending balance	1,779	2,227
Additions quarry rehabilitation provision
Lease liabilities [member] | Movement of deferred income tax assets [Member]
Deferred income tax assets
Beginning balance	819	892
Effect on profit or loss	(119)	(87)
Effect on OCI		14
Ending balance	700	819
Additions quarry rehabilitation provision
Lease liabilities [member] | Movement of deferred income tax liabilities [Member]
Deferred income tax assets
Beginning balance	450	450
Effect on profit or loss	(240)
Effect on OCI
Ending balance	210	450
Additions quarry rehabilitation provision
Effect of tax-loss carry forward [Member] | Movement of deferred income tax assets [Member]
Deferred income tax assets
Beginning balance	1,711	9,270
Effect on profit or loss	(1,018)	(7,559)
Effect on OCI
Ending balance	693	1,711
Additions quarry rehabilitation provision
Legal claim contingency [Member] | Movement of deferred income tax assets [Member]
Deferred income tax assets
Beginning balance	461	461
Effect on profit or loss
Effect on OCI
Ending balance	461	461
Additions quarry rehabilitation provision
Legal claim contingency [Member] | Movement of deferred income tax liabilities [Member]
Deferred income tax assets
Beginning balance	930	1,065
Effect on profit or loss	(502)	(135)
Effect on OCI
Ending balance	428	930
Additions quarry rehabilitation provision
Estimate for devaluation of spare parts and supplies [Member] | Movement of deferred income tax assets [Member]
Deferred income tax assets
Beginning balance	432	431
Effect on profit or loss	3	1
Effect on OCI
Ending balance	435	432
Additions quarry rehabilitation provision
Effect of differences between book and tax bases of fixed assets and in the depreciation rates used for book purposes [Member] | Movement of deferred income tax assets [Member]
Deferred income tax assets
Beginning balance	300	227
Effect on profit or loss	89	73
Effect on OCI
Ending balance	389	300
Additions quarry rehabilitation provision
Effect of differences between book and tax bases of inventories [Member] | Movement of deferred income tax assets [Member]
Deferred income tax assets
Beginning balance	55	55
Effect on profit or loss
Effect on OCI
Ending balance	55	55
Additions quarry rehabilitation provision
Allowance for expected credit losses for other receivables [Member] | Movement of deferred income tax assets [Member]
Deferred income tax assets
Beginning balance	974	974
Effect on profit or loss	(974)
Effect on OCI
Ending balance		974
Additions quarry rehabilitation provision
Other [Member] | Movement of deferred income tax assets [Member]
Deferred income tax assets
Beginning balance	604	63
Effect on profit or loss	290	555
Effect on OCI		(14)
Ending balance	894	604
Additions quarry rehabilitation provision
Total Deferred income tax assets [Member] | Movement of deferred income tax assets [Member]
Deferred income tax assets
Beginning balance	11,021	17,857
Effect on profit or loss	(1,426)	(6,836)
Effect on OCI
Ending balance	9,595	11,021
Additions quarry rehabilitation provision
Right-of-use assets [member] | Movement of deferred income tax assets [Member]
Deferred income tax assets
Beginning balance	(648)	(809)
Effect on profit or loss	88	178
Effect on OCI		(17)
Ending balance	(560)	(648)
Additions quarry rehabilitation provision
Right-of-use assets [member] | Movement of deferred income tax liabilities [Member]
Deferred income tax assets
Beginning balance	(746)	(963)
Effect on profit or loss	354	217
Effect on OCI
Ending balance	(392)	(746)
Additions quarry rehabilitation provision
Effect of differences between book and tax bases of fixed assets and in the depreciation rates used for book purposes [Member] | Movement of deferred income tax assets [Member]
Deferred income tax assets
Beginning balance	(944)	(1,430)
Effect on profit or loss	897	486
Effect on OCI
Ending balance	(47)	(944)
Additions quarry rehabilitation provision
Other [Member] | Movement of deferred income tax assets [Member]
Deferred income tax assets
Beginning balance	17
Effect on profit or loss
Effect on OCI		17
Ending balance	17	17
Additions quarry rehabilitation provision
Total Deferred income tax liabilities [Member] | Movement of deferred income tax assets [Member]
Deferred income tax assets
Beginning balance	(1,575)	(2,239)
Effect on profit or loss	985	664
Effect on OCI
Ending balance	(590)	(1,575)
Additions quarry rehabilitation provision
Total Deferred Income Tax Assets, Net [Member] | Movement of deferred income tax assets [Member]
Deferred income tax assets
Beginning balance	9,446	15,618
Effect on profit or loss	(441)	(6,172)
Effect on OCI
Ending balance	9,005	9,446
Additions quarry rehabilitation provision
Impairment on brine project assets Salmueras [Member] | Movement of deferred income tax liabilities [Member]
Deferred income tax assets
Beginning balance	17,818	17,563
Effect on profit or loss	212	255
Effect on OCI
Ending balance	18,030	17,818
Additions quarry rehabilitation provision
Long-term incentive plan [Member] | Movement of deferred income tax liabilities [Member]
Deferred income tax assets
Beginning balance	6,641	3,566
Effect on profit or loss	2,794	3,075
Effect on OCI
Ending balance	9,435	6,641
Additions quarry rehabilitation provision
Impairment of mining assets [Member] | Movement of deferred income tax liabilities [Member]
Deferred income tax assets
Beginning balance	6,704	6,916
Effect on profit or loss	951	(212)
Effect on OCI
Ending balance	7,655	6,704
Additions quarry rehabilitation provision
Financial instruments designated at fair value through OCI [Member] | Movement of deferred income tax liabilities [Member]
Deferred income tax assets
Beginning balance	6,640	6,051
Effect on profit or loss
Effect on OCI	167	589
Ending balance	6,807	6,640
Additions quarry rehabilitation provision
Provision for spare parts and supplies obsolescence [Member] | Movement of deferred income tax liabilities [Member]
Deferred income tax assets
Beginning balance	5,708	5,381
Effect on profit or loss	216	327
Effect on OCI
Ending balance	5,924	5,708
Additions quarry rehabilitation provision
Quarry rehabilitation provision [Member] | Movement of deferred income tax liabilities [Member]
Deferred income tax assets
Beginning balance	2,726	2,781
Effect on profit or loss	27	(55)
Effect on OCI
Ending balance	3,563	2,726
Additions quarry rehabilitation provision	810
Allowance for expected credit losses for trade receivables [Member] | Movement of deferred income tax liabilities [Member]
Deferred income tax assets
Beginning balance	635	101
Effect on profit or loss	18	534
Effect on OCI
Ending balance	653	635
Additions quarry rehabilitation provision
Other [Member] | Movement of deferred income tax liabilities [Member]
Deferred income tax assets
Beginning balance	328	275
Effect on profit or loss		53
Effect on OCI
Ending balance	328	328
Additions quarry rehabilitation provision
Total Deferred income tax assets [Member] | Movement of deferred income tax liabilities [Member]
Deferred income tax assets
Beginning balance	52,261	47,407
Effect on profit or loss	3,679	4,265
Effect on OCI	167	589
Ending balance	56,917	52,261
Additions quarry rehabilitation provision	810
Effect of differences between book and tax bases of fixed assets and in the depreciation rates used for book purposes [Member] | Movement of deferred income tax liabilities [Member]
Deferred income tax assets
Beginning balance	(190,178)	(192,544)
Effect on profit or loss	3,752	2,366
Effect on OCI
Ending balance	(187,236)	(190,178)
Additions quarry rehabilitation provision	(810)
Net gain on cash flow hedge [Member] | Movement of deferred income tax liabilities [Member]
Deferred income tax assets
Beginning balance	(7,414)	(2,952)
Effect on profit or loss	36	1,684
Effect on OCI	(1,133)	(6,146)
Ending balance	(8,511)	(7,414)
Additions quarry rehabilitation provision
Effect of costs of issuance of senior notes [Member] | Movement of deferred income tax liabilities [Member]
Deferred income tax assets
Beginning balance	(2,685)	(770)
Effect on profit or loss	314	(1,915)
Effect on OCI
Ending balance	(2,371)	(2,685)
Additions quarry rehabilitation provision
Other [Member] | Movement of deferred income tax liabilities [Member]
Deferred income tax assets
Beginning balance	(42)	(42)
Effect on profit or loss
Effect on OCI
Ending balance	(42)	(42)
Additions quarry rehabilitation provision
Total Deferred income tax liabilities [Member] | Movement of deferred income tax liabilities [Member]
Deferred income tax assets
Beginning balance	(201,065)	(197,271)
Effect on profit or loss	4,456	2,352
Effect on OCI	(1,133)	(6,146)
Ending balance	(198,552)	(201,065)
Additions quarry rehabilitation provision	(810)
Total deferred income tax liabilities, net [Member] | Movement of deferred income tax liabilities [Member]
Deferred income tax assets
Beginning balance	(148,804)	(149,864)
Effect on profit or loss	8,135	6,617
Effect on OCI	(966)	(5,557)
Ending balance	(141,635)	S/ (148,804)
Additions quarry rehabilitation provision